Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [Line Items]
Notional	€ 3,851	€ 4,043
Fair value	68	71
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	4	3
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	111	97
Fair value	1	1
A [member]
Disclosure of internal credit grades [Line Items]
Notional	1,233	1,021
Fair value	16	16
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	2,310	2,746
Fair value	50	52
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	141	119
Fair value	1	1
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	€ 51	€ 57